NAV Per Share	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Investment, Fair Value and NAV [Line Items]
NAV Per Share
Note 3. Fair Value Measurements

The following fair value information is based on a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels in the hierarchy used to measure fair value are:

Level 1 – Unadjusted quoted prices in active markets accessible at the reporting date for identical assets and liabilities.

Level 2 – Quoted prices for similar assets or liabilities in active markets. Quoted prices for identical or similar assets and liabilities in markets that are not considered active or financial instruments for which all significant inputs are observable, either directly or indirectly.
Level 3 – Prices or valuations that require inputs that are significant to the valuation and are unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following tables set forth by level, within the fair value hierarchy, a summary of the Plan's investments measured at fair value as of December 31, 2025 and 2024. As of December 31, 2025 and 2024, approximately 88% of the assets, are held in collective funds and are measured using NAV as a practical expedient. Accordingly, such assets do not meet the Level 1, Level 2 or Level 3 criteria of the fair value hierarchy.

	December 31 2025	Fair Value Measurements
		Level 1	Level 2	NAV
	(Thousands of dollars)
Cash and cash equivalents	$83,787	$77,687	$—	$6,100
Kimberly-Clark Corporation stock	125,975	125,975	—	—
SDBA	443,750	441,026	2,724	—
Common collective trusts	4,779,382	—	—	4,779,382
Total Investments at Fair Value	$5,432,894	$644,688	$2,724	$4,785,482

	December 31 2024	Fair Value Measurements
		Level 1	Level 2	NAV
	(Thousands of dollars)
Cash and cash equivalents	$79,546	$74,554	$—	$4,992
Kimberly-Clark Corporation stock	162,609	162,609	—	—
SDBA	391,559	388,846	2,713	—
Common collective trusts	4,244,339	—	—	4,244,339
Total Investments at Fair Value	$4,878,053	$626,009	$2,713	$4,249,331

As of December 31, 2025 and 2024, there were no assets with a Level 3 fair value determination. The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. The Plan's policy is to recognize significant transfers between levels at the end of the year. The significance of transfers between levels is evaluated based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. During the years ended December 31, 2025 and 2024, there were no significant transfers between level 1 or 2 fair value determinations.

The following is a description of the valuation methodologies used for the Plan's investments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Cash and cash equivalents: The cash and cash equivalents include cash liquidity held in the SDBA. The valuation of the cash and cash equivalents is classified as level 1. Cash and cash equivalents also include cash associated with the K-C Stock Fund and the clearing account which are invested in a collective short-term investment fund. The fair value of the collective short-term investment fund is based on NAV as a practical expedient.

Kimberly-Clark Corporation stock: The K-C Stock Fund investments are held directly by the Plan. The fair value of the Corporation's common stock is determined based on the closing unadjusted quoted price as of the end of the year.
SDBA: The account consists primarily of mutual funds and common stocks that are valued on the basis of readily determinable market prices.

Collective funds: Composed of a money market fund, stable income fund, fixed income fund, equity funds and multi-asset class funds. The fair value of each fund is determined by multiplying the net asset value per unit by the number of units held by the Plan. The net asset value is based on the values of the underlying securities and cash held in the fund.
Note 4. NAV Per Share

The following table for December 31, 2025 and 2024, sets forth a summary of the Plan's investments with a reported NAV.

	Fair Value Estimated Using NAV per Share
Investment	December 31 2025 Fair Value (a)	December 31 2024 Fair Value (a)	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
	(Thousands of dollars)
Short-term investment funds (b)	$6,100	$4,992	$—	Daily	None	Daily
Fixed income funds (c)	820,553	791,150	—	Daily	None	Daily
Multi-asset class funds (d)	899,731	742,636	—	Daily	None	Daily
Equity index funds (e)	3,059,098	2,710,553	—	Daily	None	Daily
(a)    The fair values of the investments have been estimated using the NAV of the investment.
(b)    Short-term investment fund strategies seek to invest in high-quality, short-term securities which are included in cash and cash equivalents.
(c)    The fixed income fund strategy seeks to replicate the Barclays Bloomberg U.S. Aggregate Bond Index or provide capital preservation and income.
(d)    Multi-asset class funds are target date funds that seek to provide a diversified asset allocation consistent with the participants' current stage of life.
(e) Equity index fund strategies seek to replicate the return of an index of a specific financial market, such as the Russell 1000 Index or Russell 2000 Index.